Related-Party Transactions, Agreements (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction
Receivables from affiliate related to third-party revenues		$ 193	$ 105	$ 83
Other Commitments
2017, Commitment		268
2018, Commitment		268
2019, Commitment		265
2020, Commitment		263
2021, Commitment		260
Operating Leases, Future Minimum Payments Receivable, Thereafter		890
Indemnification deductible		$ 1
Transportation Agreement (High Plains System)
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Second Amended and Restated Trucking Transportation Services Agreement (High Plains System)
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Stockton Minimum Throughput Commitment (MTA suppliement)
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Salt Lake City Storage Agreement
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Amended and Restated Transportation Services Agreement
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Amorco Terminal Use and Throughput Agreement (Martinez Marine)
Related Party Transaction
Initiation date		April 2012
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Length Of Time For Continuing Minimum Payments		12 months
Amended Anacortes Track Use and Throughput Agreement [Member]
Related Party Transaction
Initiation date		November 2012
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Terminalling Services Agreement for Northwest Product System [Member]
Related Party Transaction
Initiation date		June 2013
Term (years)		1 year
Number Of Contract Renewals		0
Term Of Renewal		1 year
Southern California Terminalling Services Agreement [Member]
Related Party Transaction
Initiation date		June 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Carson Storage Services Agreement [Member]
Related Party Transaction
Initiation date		June 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Southern California Dedicated Storage Agreement [Member]
Related Party Transaction
Initiation date		June 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Long Beach Storage Services Agreement [Member]
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Carson Coke Handling Services Agreement [Member]
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Long Beach Throughput Agreement
Related Party Transaction
Initiation date	[1]	December 2013
Term (years)	[1]	10 years
Term Of Modification	[1]	20 years
Number Of Contract Renewals	[1]	2
Term Of Renewal	[1]	5 years
Transportation Services Agreement (SoCal Pipelines) [Member]
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Amended and Restated Long Beach Berth Access Use and Throughput Agreement [Member]
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
BASH Storage-TRMC Tanks [Member]
Related Party Transaction
Initiation date		April 2014
Term (years)		5 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Terminalling Services Agreement - Martinez [Member]
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Terminalling Services Agreement - Nikiski [Member]
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Storage Services Agreement - Anacortes [Member]
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Martinez Dedicated LPG Storage Agreement [Member]
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
THPP Reversal Open Season Northbound Commitment [Member]
Related Party Transaction
Initiation date		September 2014
Term (years)		7 years
Number Of Contract Renewals		0
Term Of Renewal		0 years
Tesoro Alaska Pipeline Throughput Agreement [Member]
Related Party Transaction
Initiation date		September 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Transportation Services Agreement (LAR Short Haul Pipeline) [Member]
Related Party Transaction
Initiation date		September 2014
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Keep-Whole Commodity Fee Agreement
Related Party Transaction
Initiation date		December 2014
Term (years)		5 years
Number Of Contract Renewals		1
Term Of Renewal		1 year
Length Of Time For Continuing Minimum Payments		3 months
Terminalling Services Agreement-Anacortes Rack [Member]
Related Party Transaction
Initiation date		November 2015
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Carson Tank Farm Storage Agreement
Related Party Transaction
Initiation date		November 2015
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Kenai Storage Services Agreement [Member]
Related Party Transaction
Initiation date		July 2016
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Alaska Terminalling Services Agreement [Member]
Related Party Transaction
Initiation date		September 2016
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Avon Marine Terminal Operating Agreement [Member]
Related Party Transaction
Initiation date		November 2016
Term (years)		0 years
Number Of Contract Renewals		0
Term Of Renewal		0 years
Martinez Storage Services Agreement [Member]
Related Party Transaction
Initiation date		November 2016
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Asphalt and Propane Rack Loading Services Agreement [Member]
Related Party Transaction
Initiation date		December 2016
Term (years)		10 years
Number Of Contract Renewals		2
Term Of Renewal		5 years
Omnibus Agreement
Other Commitments
Omnibus agreement annual fee		$ 11
Los Angeles Terminal Assets
Other Commitments
Years to identify conditions after the date of purchase (years)		5 years
Partner to Tesoro [Member] | Secondment and Logistics Services Agreement
Other Commitments
Operational services fee		$ 5	3
Tesoro to Partner [Member] | Secondment and Logistics Services Agreement
Other Commitments
Operational services fee		$ 18	$ 8

[1]	Agreement gives Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.